Information Concerning the Group's Consolidated Operations - Additional Information (Detail) € in Millions			12 Months Ended			19 Months Ended
	May 31, 2023 SegmentUnit	Dec. 28, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($) SegmentUnit	Dec. 31, 2024 EUR (€)
Consolidated operations [line items]
Total revenues			$ 41,505,000	$ 755,000	$ 19,171,000
Increase (decrease) in net foreign exchange gain				10,100,000
Carryforwards limit that can be offset against future taxable profit, additional percentage of profit exceeding the limit			50.00%			50.00%	50.00%
Decrease /increase in financial income			$ 22,900,000	12,600,000
Decrease /increase in cash, cash equivalents and financial assets			7,700,000
Net foreign exchange gain			13,079,000	17,618,000	7,541,000
Decrease /increase in financial Expenses			19,000,000	22,800,000
Increase/ Decrease in foreign exchange losses			7,600,000	11,900,000
Foreign exchange losses			(5,754,000)	(13,402,000)	(1,481,000)
Decrease in other income			700,000	700,000
Interest expense on EIB loan				1,500,000
Number of operating and reportable segments | SegmentUnit	2					1
Decrease of interest expense on lease liabilities			400,000	400,000
Research and development expenses			(90,536,000)	(87,646,000)	(97,501,000)
Increase in research and development expense			2,900,000
Milestone revenue			35,500,000
Decrease in operating expenses				8,900,000
Decrease in purchases, external expenses and other				4,800,000
Decrease in wages					5,300,000
Decrease in non-cash stock based compensation expense					800,000
Decrease in cost of revenues					1,000,000
Increase of other operating expenses				2,700,000
Commercial litigation			500,000	500,000		$ 500,000
Reimbursement of research tax credit				700,000
Provision for risk				500,000
Gain on money market funds fair value measurement				200,000
Reclassified from other comprehensive income				8,000,000
Increase in financial investments gains				2,500,000
Increase in social charges					300,000
Tax on stock options					1,000,000
Decrease in foreign exchange gains (losses)		$ 4,500,000	13,100,000	17,600,000
Decrease in personnel expenses			2,900,000
Increase (decrease) in other income			700,000	700,000
Fair value of loan			138,581,000			$ 138,581,000
Grant received			500,000	1,400,000
Increase in depreciation and amortization expenses			1,900,000
Decrease in stock-based compensation expense			1,900,000
Other income			7,712,000	8,438,000	6,553,000
Increase in selling, general and administrative expenses			2,300,000
Decrease in other operating income (expenses)			2,000,000
Research tax credit litigation settled			500,000	700,000
Research tax credit litigation accrued				500,000
Equity Interest	48.00%
Additional Manufacturing Activities to Support R&D Pipeline [Member]
Consolidated operations [line items]
Purchases and external expenses			(36,600,000)	(33,000,000)
Increase in purchases and external expenses			3,600,000
Purchases and external expenses			36,600,000	33,000,000
Legal and Finance External Support [Member]
Consolidated operations [line items]
Purchases and external expenses			(9,200,000)	(6,700,000)
Increase in purchases and external expenses			2,500,000
Purchases and external expenses			9,200,000	6,700,000
European Investment Bank Loan [Member]
Consolidated operations [line items]
Interest expense on EIB loan			2,000,000
Change in fair value			5,700,000
EIB Warrants [Member]
Consolidated operations [line items]
Change In Fair Value Of Foreign Exchange Loss				2,400,000
Bpifrance [Member]
Consolidated operations [line items]
Research tax credit prefinancing interest expense				400,000
Cytovia [Member]
Consolidated operations [line items]
Non-recurring gain (loss) in fair value measurement before derecognition				7,800,000
Decrease in financial loss				4,400,000
Financial loss				7,800,000	12,100,000
ALPHA2 Clinical Trial Servier License Agreement [Member]
Consolidated operations [line items]
Revenue from performance obligation			5,400,000
Cibus Inc
Consolidated operations [line items]
Gain (loss) on change in fair value of our investment			2,300,000
Subsequent Investment Agreement (SIA) [Member]
Consolidated operations [line items]
Change in fair value			14,300,000
Astra Zeneca [Member]
Consolidated operations [line items]
Loss in fair value recognized in profit and loss				5,700,000
Tranche A and Tranche B warrants [Member]
Consolidated operations [line items]
Change in Fair Value of Europen Investment Bank				2,400,000
Licence of Patents [Member]
Consolidated operations [line items]
Increase in depreciation and amortization expenses			1,200,000
Top of Range [member]
Consolidated operations [line items]
Carryforwards limit that can be offset against future taxable profit | €							€ 1.0
Grand refundable advance received | €							€ 6.4
France [Member]
Consolidated operations [line items]
Total revenues			41,505,000	755,000	19,171,000
Credits and net operating loss carryforwards			612,900,000	590,000,000	453,000,000
United States [Member]
Consolidated operations [line items]
Total revenues				0	0
Credits and net operating loss carryforwards			29,200,000	29,800,000	$ 38,600,000
United States [Member] | Federal Tax Authority [Member] | Cellectis, Inc. and Cellectis Biologics Inc. [Member]
Consolidated operations [line items]
Credits and net operating loss carryforwards			0
Federal R&D tax credits, tax loss carryforwards			5,500,000
United States [Member] | State And Local Tax Authority [Member] | Cellectis, Inc. and Cellectis Biologics Inc. [Member]
Consolidated operations [line items]
Credits and net operating loss carryforwards			$ 29,200,000
United States [Member] | Top of Range [member] | Federal Tax Authority [Member] | Cellectis, Inc. and Cellectis Biologics Inc. [Member]
Consolidated operations [line items]
Federal R&D tax credits, expiration period			2042
United States [Member] | Bottom of Range [member] | Federal Tax Authority [Member] | Cellectis, Inc. and Cellectis Biologics Inc. [Member]
Consolidated operations [line items]
Federal R&D tax credits, expiration period			2035
Client A [member]
Consolidated operations [line items]
Percentage of Revenue			12.00%
Client B [member]
Consolidated operations [line items]
Percentage of Revenue			86.00%
Calyxt [Member]
Consolidated operations [line items]
Loss in fair value of retained investment				$ 5,900,000